Cash and cash equivalents and financial investments - Financial investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents and financial investments
Financial investments in local currency, fixed-income securities and funds (a)	[1]	R$ 3,311,585	R$ 2,271,980
Financial investments in foreign currency, fixed-income securities and funds (b)	[2]	2,921,770	2,854,126
Total financial investments		6,233,355	5,126,106
Current		3,851,758	2,306,927
Non-current		R$ 2,381,597	R$ 2,819,179

[1]	The Company balance comprises (i) financial bills and indexed-rate Brazilian Federal Government bonds totaling R$ 1,433,475 and (ii) the remaining amount, which substantially corresponds to financial instruments offset with the same counterparty, presented net of financial liabilities measured at fair value in the amount of (174,643).
[2]	Refers substantially to financial investments made by subsidiary Ultrapar International in Time Deposits.